Synthetic Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SYNTHETIC INVESTMENT CONTRACTS	SYNTHETIC INVESTMENT CONTRACTS
The Plan invests in the Managed Income Fund (the "Fund"), which invests in synthetic investment contracts, totaling $366 million and $480 million at December 31, 2025 and 2024, respectively. These contracts, also referred to as wrap contracts, are entered into with independent financial institutions and are designed to allow the Fund to maintain a stable net asset value ("NAV") and to pay participant-initiated transactions at contract value. Because the contracts are fully benefit-responsive, they are reported at contract value. Contract value is based on the fair value of the underlying assets and adjusted through a crediting rate formula that amortizes market value gains and losses over time. Crediting rates are reset quarterly and may not be less than zero percent.

The wrap contracts limit the Fund’s ability to transact at contract value upon the occurrence of certain events, including the Plan’s failure to maintain qualification under Section 401(a) or 401(k) of the Internal Revenue Code, the establishment of a competing defined contribution plan, substantive plan amendments or administrative changes not consented to by the wrap issuer, complete or partial termination of the Plan, changes in law or regulation that could materially adversely affect Fund cash flows, mergers, consolidations, transfers of assets, or other corporate transactions involving the Plan or Plan Sponsor, communications intended to induce participants to withdraw from the Fund, exclusion of previously eligible employees, early retirement or other significant workforce reduction programs, or transfers to a competing investment option. The Plan believes the occurrence of each of these events is not probable.

The wrap contracts may be terminated by the issuers and settled at an amount different from contract value upon certain contract-specified events, including misrepresentation, material breach, prohibited transactions, tax qualification failure, unauthorized asset transfers or investment guideline violations, plan termination or merger, changes in law, and other events that could materially adversely affect the issuer’s interests. The Plan believes the occurrence of each of these events is not probable.